COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 12.3%
	FIXED INCOME - 12.3%
2,384,939	iShares Broad USD High Yield Corporate Bond ETF(a)			$ 99,499,655
32,956	iShares iBoxx High Yield Corporate Bond ETF(a)			2,901,446
				102,401,101

	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,000,045)			102,401,101

	OPEN END FUNDS — 79.8%
	FIXED INCOME - 79.8%
31,424,581	BlackRock High Yield Bond Portfolio, Institutional Class			248,882,683
43,236,868	PGIM High Yield Fund, Class Z			242,558,831
11,267,471	TIAA-CREF High Yield Fund, Institutional Class			108,731,095
6,614,368	Transamerica High Yield Bond, Class I			61,447,475
				661,620,084

	TOTAL OPEN END FUNDS (Cost $619,849,436)			661,620,084

Principal Amount ($)		Coupon Rate(b)	Maturity
	U.S. GOVERNMENT & AGENCIES — 1.1%
	U.S. TREASURY BILLS — 1.1%
5,000,000	United States Treasury Bill(c)	0.03%	11/26/21	4,999,013
4,000,000	United States Treasury Bill(c)	0.07%	03/24/22	3,998,729
				8,997,742

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,997,865)			8,997,742

Shares
	SHORT-TERM INVESTMENTS — 13.0%
	COLLATERAL FOR SECURITIES LOANED - 7.3%
60,644,655	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.08% (Cost $60,644,655)(d),(e)			60,644,655

	MONEY MARKET FUNDS - 5.7%
47,423,581	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.01% (Cost $47,423,581)(e)			47,423,581

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

				Fair Value
	TOTAL SHORT-TERM INVESTMENTS (Cost $108,068,236)			108,068,236

	TOTAL INVESTMENTS - 106.2% (Cost $834,915,582)			$ 881,087,163
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%			(51,352,524)
	NET ASSETS - 100.0%			$ 829,734,639

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2021 was $59,439,707.
(b)	Discount rate at time of purchase.
(c)	All or a portion of this security is pledged as collateral for total return swaps. As of June 30, 2021, the value of the pledged portion is $8,997,742.
(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2021. Total collateral had a value of $60,644,655 at June 30, 2021.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2021.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Upfront	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments	Appreciation/(Depreciation)
Long
iShares iBoxx High Yield Corporate Bond ETF	USD	1 Month USD Libor	(1.50)%	Goldman Sachs	184,000	4/10/2024	$ 16,052,160	$ -	$ 147,200
iShares iBoxx High Yield Corporate Bond ETF	USD	1 Month USD Libor	(1.35)%	Goldman Sachs	137,481	5/30/2024	12,046,085	-	57,742
iShares iBoxx High Yield Corporate Bond ETF	USD	Overnight Bank Funding Rate	(0.45)%	JP Morgan	172,319	6/3/2024	15,038,038	-	132,927
									$ 337,869

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 35.8%
	AEROSPACE & DEFENSE - 0.2%
389	Howmet Aerospace, Inc. (a)			$ 13,409

	APPAREL & TEXTILE PRODUCTS - 0.2%
133	Columbia Sportswear Company			13,082

	AUTOMOTIVE - 1.4%
1,279	American Axle & Manufacturing Holdings, Inc.(a)			13,238
881	Ford Motor Company			13,092
399	Gentex Corporation			13,203
836	Modine Manufacturing Company(a)			13,868
1,551	Superior Industries International, Inc.(a)			13,370
577	Tata Motors Ltd. - ADR(a)			13,144
				79,915
	BANKING - 0.2%
1,061	Old Second Bancorp, Inc.			13,156

	CHEMICALS - 0.7%
1,927	ICL Group Ltd.			13,219
408	Valvoline, Inc.			13,244
495	Westlake Chemical Partners, L.P.			13,325
				39,788
	COMMERCIAL SUPPORT SERVICES - 0.7%
97	FTI Consulting, Inc.(a)			13,251
570	H&R Block, Inc.			13,383
2,099	RR Donnelley & Sons Company (a)			13,182
				39,816
	CONSTRUCTION MATERIALS - 0.2%
136	Owens Corning			13,314

	CONSUMER SERVICES - 0.5%
363	Carriage Services, Inc.			13,420
250	Service Corp International			13,398
				26,818
COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 35.8% (Continued)
	E-COMMERCE DISCRETIONARY - 0.2%
192	eBay, Inc.			$ 13,480

	ELECTRIC UTILITIES - 0.2%
706	Vistra Corporation			13,096

	ELECTRICAL EQUIPMENT - 1.2%
227	BWX Technologies, Inc.			13,193
277	Carrier Global Corporation			13,463
160	Cognex Corporation			13,448
32	Generac Holdings, Inc.(a)			13,285
162	Trimble, Inc.(a)			13,256
				66,645
	ENGINEERING & CONSTRUCTION - 0.5%
150	MYR Group, Inc.(a)			13,638
2,284	Orion Group Holdings, Inc.(a)			13,133
				26,771
	ENTERTAINMENT CONTENT - 0.7%
138	Activision Blizzard, Inc.			13,171
92	Electronic Arts, Inc.			13,233
74	Take-Two Interactive Software, Inc.(a)			13,099
				39,503
	FOOD - 0.5%
246	Herbalife Nutrition Ltd.(a)			12,972
165	Lamb Weston Holdings, Inc.			13,308
				26,280
	GAS & WATER UTILITIES - 0.2%
876	Suburban Propane Partners, L.P.			13,438

	HOME & OFFICE PRODUCTS - 0.7%
1,554	ACCO Brands Corporation			13,411
344	Tempur Sealy International, Inc.			13,482
61	Whirlpool Corporation			13,299
				40,192
COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 35.8% (Continued)
	HOME CONSTRUCTION - 1.4%
685	Beazer Homes USA, Inc.(a)			$ 13,214
196	Century Communities, Inc.			13,042
147	DR Horton, Inc.			13,284
243	PulteGroup, Inc.			13,261
505	Taylor Morrison Home Corporation(a)			13,342
617	Tri Pointe Homes, Inc.(a)			13,222
				79,365
	INDUSTRIAL SUPPORT SERVICES - 0.2%
252	Triton International Ltd.			13,190

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
110	Cboe Global Markets, Inc.			13,096
483	Virtu Financial, Inc., Class A			13,345
				26,441
	INSURANCE - 2.3%
106	American Financial Group, Inc.			13,220
341	Arch Capital Group Ltd.(a)			13,279
293	Brighthouse Financial, Inc.(a)			13,343
249	Brown & Brown, Inc.			13,232
97	Hanover Insurance Group, Inc. (The)			13,157
179	Kemper Corporation			13,228
209	Mercury General Corporation			13,575
529	Old Republic International Corporation			13,177
135	Progressive Corporation			13,258
578	Radian Group, Inc.			12,861
				132,330
	INTERNET MEDIA & SERVICES - 0.7%
151	GoDaddy, Inc., Class A(a)			13,131
2,323	TrueCar, Inc.(a)			13,125
57	VeriSign, Inc.(a)			12,978
				39,234
	LEISURE FACILITIES & SERVICES - 1.9%
2,178	Arcos Dorados Holdings, Inc., Class A			13,003
221	Boyd Gaming Corporation			13,589
COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 35.8% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9% (Continued)
1,367	Del Taco Restaurants, Inc.			$ 13,684
112	Jack in the Box, Inc.			12,481
1,218	ONE Group Hospitality, Inc. (a)			13,422
324	Red Rock Resorts, Inc., Class A			13,771
176	Scientific Games Corporation(a)			13,629
113	Yum! Brands, Inc.			12,998
				106,577
	LEISURE PRODUCTS - 0.7%
135	Brunswick Corporation			13,449
98	Polaris, Inc.			13,422
296	Vista Outdoor, Inc.(a)			13,699
				40,570
	METALS & MINING - 0.9%
705	Constellium S.E.(a)			13,360
1,516	Nexa Resources S.A.			13,295
1,922	SunCoke Energy, Inc.			13,723
588	Vale S.A. - ADR			13,412
				53,790
	MORTGAGE FINANCE - 0.2%
1,098	Redwood Trust, Inc.			13,253

	OIL & GAS PRODUCERS - 2.0%
3,356	Amplify Energy Corporation(a)			13,592
709	CrossAmerica Partners, L.P.			13,513
521	Global Partners, L.P.			13,504
382	Matador Resources Company			13,755
99	Murphy USA, Inc.			13,204
290	PDC Energy, Inc.			13,279
568	SilverBow Resources, Inc.(a)			13,189
358	Sunoco, L.P.			13,497
				107,533
	PUBLISHING & BROADCASTING - 0.9%
2,024	Entravision Communications Corporation, Class A			13,519
2,446	Gannett Company, Inc.			13,429
COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 35.8% (Continued)
	PUBLISHING & BROADCASTING - 0.9% (Continued)
2,639	National CineMedia, Inc.			$ 13,380
389	Sinclair Broadcast Group, Inc., Class A			12,923
				53,251
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
1,038	Landmark Infrastructure Partners, L.P.			13,235

	REAL ESTATE SERVICES - 0.2%
751	Realogy Holdings Corporation(a)			13,683

	RETAIL - CONSUMER STAPLES - 0.9%
659	Albertsons Companies, Inc.			12,956
1,681	Cia Brasileira de Distribuicao - ADR			13,095
54	Target Corporation			13,054
253	Walgreens Boots Alliance, Inc.			13,311
				52,416
	RETAIL - DISCRETIONARY - 1.9%
281	BlueLinx Holdings, Inc.(a)			14,130
134	Dick's Sporting Goods, Inc.			13,425
186	L Brands, Inc.			13,403
23	O'Reilly Automotive, Inc.(a)			13,023
1,025	Qurate Retail, Inc. - Series A			13,417
300	Sonic Automotive, Inc., Class A			13,422
827	Tilly's, Inc., Class A			13,215
83	Williams-Sonoma, Inc.			13,251
				107,286
	SEMICONDUCTORS - 1.6%
94	Applied Materials, Inc.			13,386
161	Cirrus Logic, Inc.(a)			13,704
166	Diodes, Inc.(a)			13,242
41	KLA Corporation			13,293
20	Lam Research Corporation			13,014
64	NXP Semiconductors NV			13,166
242	Ultra Clean Holdings, Inc.(a)			13,000
				92,805
COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 35.8% (Continued)
	SOFTWARE - 1.8%
234	Agilysys, Inc.(a)			$ 13,308
497	Avaya Holdings Corporation(a)			13,369
162	CommVault Systems, Inc.(a)			12,664
409	Donnelley Financial Solutions, Inc.(a)			13,497
54	Fortinet, Inc.(a)			12,862
95	J2 Global, Inc.(a)			13,067
244	Mimecast Ltd.(a)			12,944
180	SS&C Technologies Holdings, Inc.			12,971
				104,682
	SPECIALTY FINANCE - 1.6%
263	Ally Financial, Inc.			13,108
808	Curo Group Holdings Corporation			13,736
300	Fidelity National Financial, Inc.			13,038
212	First American Financial Corporation			13,218
688	Navient Corporation			13,299
207	PennyMac Financial Services, Inc.			12,776
237	Stewart Information Services Corporation			13,436
				92,611
	STEEL - 0.3%
1,528	Cia Siderurgica Nacional S.A. - ADR			13,416

	TECHNOLOGY HARDWARE - 3.2%
1,217	A10 Networks, Inc.(a)			13,704
36	Arista Networks, Inc.(a)			13,043
116	Arrow Electronics, Inc.(a)			13,204
329	Avnet, Inc.			13,186
1,459	Casa Systems, Inc.(a)			12,941
1,634	Celestica, Inc.(a)			12,827
132	Dolby Laboratories, Inc., Class A			12,974
1,199	Extreme Networks, Inc.(a)			13,382
742	Flex Ltd.(a)			13,260
91	Garmin Ltd.			13,162
229	Jabil, Inc.			13,309
2,444	Nokia OYJ - ADR(a)			13,002
COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	COMMON STOCKS — 35.8% (Continued)
	TECHNOLOGY HARDWARE - 3.2% (Continued)
1,699	Ribbon Communications, Inc.(a)			$ 12,929
108	SYNNEX Corporation			13,150
				184,073
	TECHNOLOGY SERVICES - 2.6%
153	Booz Allen Hamilton Holding Corporation			13,033
76	CDW Corporation			13,273
25	EPAM Systems, Inc.(a)			12,774
291	Genpact Ltd.			13,220
622	Infosys Ltd. - ADR			13,180
131	Insight Enterprises, Inc.(a)			13,101
129	Leidos Holdings, Inc.			13,042
24	MSCI, Inc.			12,794
162	Perficient, Inc.(a)			13,028
131	TTEC Holdings, Inc.			13,505
1,684	Wipro Ltd. - ADR			13,152
				144,102
	TELECOMMUNICATIONS - 0.2%
955	Lumen Technologies, Inc.			12,978

	TOBACCO & CANNABIS - 0.2%
970	Vector Group Ltd.			13,716

	TRANSPORTATION & LOGISTICS - 0.9%
1,073	Capital Product Partners, L.P.			13,091
993	Golar LNG Ltd.(a)			13,157
290	Knight-Swift Transportation Holdings, Inc.			13,183
51	Old Dominion Freight Line, Inc.			12,944
				52,375
	WHOLESALE - CONSUMER STAPLES - 0.2%
276	Performance Food Group Company(a)			13,383

	TOTAL COMMON STOCKS (Cost $2,021,622)			2,054,998

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.1%
	EQUITY - 15.1%
2,015	SPDR S&P 500 ETF Trust			$ 862,541

	TOTAL EXCHANGE-TRADED FUNDS (Cost $810,953)			862,541

Principal Amount ($)		Coupon Rate(b)	Maturity
	U.S. GOVERNMENT & AGENCIES — 32.1%
	U.S. TREASURY BILLS — 26.2%
300,000	United States Treasury Bill(d)	0.04%	09/09/21	299,976
1,200,000	United States Treasury Bill(d)	0.04%	09/23/21	1,199,881
				1,499,857
	U.S. TREASURY INFLATION PROTECTED — 5.9%
300,000	United States Treasury Inflation Indexed Bonds	0.1250	10/15/24	336,625

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,817,855)			1,836,482

Shares
	SHORT-TERM INVESTMENTS — 9.9%
	MONEY MARKET FUNDS - 9.9%
564,419	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $564,419)(c)			564,419

	TOTAL INVESTMENTS - 92.9% (Cost $5,214,849)			$ 5,318,440
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.1%			409,382
	NET ASSETS - 100.0%			$ 5,727,822

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Discount rate at time of purchase.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2021.
(d)	All or a portion of this security is pledged as collateral for total return swaps. As of June 30, 2021, the value of the pledged portion is $1,499,857.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

OUTPERFORMANCE OPTION

						Strike	Expiration	Notional
Description				Currency	Counterparty	Rate	Date	Amount	Value
Call
JPCPCLNG3/JPCPCSHR3 Index Outperformance Option ***				USD	JP Morgan	2.00%	8/27/2021	$ 2,400,000	$ 59,959

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Upfront	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments	Appreciation/(Depreciation)
Long
JP Morgan International Long Index Basket ***	USD	1 Month USD Libor	0.35%	Goldman Sachs	39,789	7/28/2022	$ 4,003,987	$ -	$ (20,710)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	USD	Overnight Bank Funding Rate	0.45%	JP Morgan	50,000	1/30/2023	1,319,000	-	68,600
SPDR S&P 500 ETF TRUST	USD	Overnight Bank Funding Rate	0.35%	JP Morgan	5,448	6/10/2024	2,295,408	-	36,663
									$ 84,553
Short
JP Morgan International Short Index Basket ***	USD	Overnight Bank Funding Rate	(0.75)%	JP Morgan	39,984	7/28/2022	3,996,001	-	34,786
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(0.60)%	JP Morgan	19,200	4/26/2024	2,055,387	-	15,195
									$ 49,981

									$ 134,534
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME - 99.3%
1,974,657	American Century High-Yield Municipal Fund, Class I	$ 20,615,415
2,558,912	Invesco AMT-Free Municipal Fund, Class Y	20,343,350
2,361,667	PGIM Muni High Income Fund, Class Z	25,576,849
		66,535,614

	TOTAL OPEN END FUNDS (Cost $63,164,481)	66,535,614

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
109	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01%(a)	109
302,761	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.01%(a)	302,761
	TOTAL MONEY MARKET FUNDS (Cost $302,870)	302,870

	TOTAL SHORT-TERM INVESTMENTS (Cost $302,870)	302,870

	TOTAL INVESTMENTS - 99.8% (Cost $63,467,351)	$ 66,838,484
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	110,010
	NET ASSETS - 100.0%	$ 66,948,494

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.